Share-Based Payment Compensation Liability - Summary Of Continuity of Replacement LTIP Units (Detail) - Replacement Long Term Incentive Plan Awards [Member] - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2025
Replacement Long Term Incentive Plan Awards [Line Items]
Opening balance	2,776,868	2,474,422	2,776,868
Dividend equivalents and other adjustments		40,844	43,127
Vested and settled	(297,953)	0	(297,953)
Cancellations	(47,620)	0	(47,620)
Ending balance	2,474,422	2,515,266	2,474,422